UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period: _09/30/18_

Item 1. Schedule of Investments.

TEMPLETON EMERGING MARKETS INCOME FUND

Statement of Investments, September 30, 2018 (unaudited)
	Shares/
	Warrants			Value

Common Stocks and Other Equity Interests 0.1%
Mexico 0.0%†
[a,b] Corporacion GEO SAB de CV, B	221,287			$6,078
[a,b] Corporacion GEO SAB de CV, wts., 12/30/27	346,196			—
				6,078
South Africa 0.1%
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49	4,375			—
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49	78,291,411			—
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49	6,340,039			—
[a,b,c] K2016470219 South Africa Ltd., A	93,760,463			66,274
[a,b,c] K2016470219 South Africa Ltd., B	161,018,517			113,814
[a] Platinum Group Metals Ltd	1,516,607			263,890
[a,d] Platinum Group Metals Ltd., 144A.	488,370			88,791
				532,769
United Republic of Tanzania 0.0%†
[a,b] Swala (PAEM) Ltd., wts., 1/15/23	662,500			99,447
Total Common Stocks and Other Equity Interests (Cost $10,325,112)				638,294

	Principal
	Amount*

Convertible Bonds (Cost $4,000,000) 0.6%
South Africa 0.6%
Platinum Group Metals Ltd., cvt., 6.875%, 7/01/22	4,000,000			2,965,000
Foreign Government and Agency Securities 62.3%
Argentina 7.2%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	216,238,000		ARS	4,187,057
16.00%, 10/17/23	96,102,000		ARS	1,926,153
senior note, 15.50%, 10/17/26	354,647,000		ARS	6,261,147
Government of Argentina,
[e] FRN, 42.819%, (ARPP7DRR), 6/21/20	16,421,000		ARS	467,570
[f] Index Linked, 4.00%, 3/06/20	3,174,000		ARS	90,285
senior note, 4.50%, 2/13/20	8,314,000			7,859,848
senior note, 7.50%, 4/22/26	15,000,000			13,433,625
senior note, 6.875%, 1/26/27	5,000,000			4,276,750
				38,502,435
Brazil 7.2%
Letra Tesouro Nacional,
Strip, 7/01/20	36,810	[g]	BRL	7,837,693
Strip, 7/01/21	23,940	[g]	BRL	4,555,980
Nota Do Tesouro Nacional,
10.00%, 1/01/21	15,035	[g]	BRL	3,751,146
10.00%, 1/01/23	411	[g]	BRL	98,582
10.00%, 1/01/25	13,416	[g]	BRL	3,121,842
10.00%, 1/01/27	84,367	[g]	BRL	19,127,693
				38,492,936
Colombia 3.6%
Government of Colombia,
senior bond, 7.75%, 4/14/21	2,433,000,000		COP	858,423
senior bond, 4.375%, 3/21/23	164,000,000		COP	52,360
senior bond, 9.85%, 6/28/27	262,000,000		COP	109,886

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Colombia (continued)
Titulos de Tesoreria,
B, 5.00%, 11/21/18	565,000,000	COP	$190,945
B, 7.75%, 9/18/30	17,531,000,000	COP	6,265,611
senior bond, B, 11.25%, 10/24/18	2,335,000,000	COP	795,875
senior bond, B, 11.00%, 7/24/20.	1,655,000,000	COP	614,779
senior bond, B, 7.00%, 5/04/22	2,445,000,000	COP	861,438
senior bond, B, 10.00%, 7/24/24.	4,932,000,000	COP	1,960,781
senior bond, B, 7.50%, 8/26/26	16,738,000,000	COP	5,932,081
senior bond, B, 6.00%, 4/28/28	3,627,000,000	COP	1,151,410
senior note, B, 7.00%, 9/11/19	1,585,000,000	COP	547,544
			19,341,133
Croatia 1.5%
[d] Government of Croatia, 144A, 6.75%, 11/05/19	7,920,000		8,212,010
Dominican Republic 2.7%
[h] Government of the Dominican Republic, senior bond, Reg S, 6.85%, 1/27/45	14,000,000		14,247,940
El Salvador 0.5%
[d] Government of El Salvador, 144A, 7.65%, 6/15/35	2,650,000		2,593,687
Ethiopia 1.9%
[d] Government of Ethiopia, 144A, 6.625%, 12/11/24.	10,000,000		10,162,650
Ghana 2.2%
Ghana Treasury Note,
22.50%, 12/10/18	4,610,000	GHS	941,928
17.24%, 11/11/19	50,000	GHS	9,937
16.50%, 2/17/20	1,950,000	GHS	383,130
16.50%, 3/16/20	490,000	GHS	95,901
Government of Ghana,
24.50%, 10/22/18	5,917,000	GHS	1,195,006
24.50%, 4/22/19	5,300,000	GHS	1,101,619
24.50%, 5/27/19	2,040,000	GHS	424,728
21.00%, 3/23/20	481,000	GHS	99,219
24.75%, 3/01/21	350,000	GHS	75,911
16.25%, 5/17/21	8,220,000	GHS	1,515,390
24.50%, 6/21/21	5,670,000	GHS	1,231,845
24.75%, 7/19/21	7,080,000	GHS	1,548,019
18.75%, 1/24/22	540,000	GHS	103,813
16.50%, 2/06/23	6,750,000	GHS	1,203,513
19.75%, 3/25/24	360,000	GHS	70,062
19.00%, 11/02/26	2,930,000	GHS	546,614
senior note, 21.50%, 3/09/20	60,000	GHS	12,349
senior note, 18.25%, 9/21/20	2,210,000	GHS	437,824
senior note, 16.50%, 3/22/21	170,000	GHS	31,661
senior note, 18.25%, 7/25/22	3,470,000	GHS	655,064
senior note, 16.25%, 4/07/25	1,660,000	GHS	280,032
			11,963,565
India 1.1%
Government of India,
senior bond, 7.80%, 5/03/20	68,300,000	INR	940,950
senior bond, 8.35%, 5/14/22	20,200,000	INR	280,897
senior note, 7.28%, 6/03/19	2,700,000	INR	37,181
senior note, 8.12%, 12/10/20	51,300,000	INR	709,965
senior note, 7.80%, 4/11/21	91,600,000	INR	1,258,392

|2

TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
India (continued)
Government of India, (continued)
senior note, 7.16%, 5/20/23	12,700,000		INR	$168,908
senior note, 8.83%, 11/25/23	171,200,000		INR	2,429,524
				5,825,817
Indonesia 5.7%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	134,139,000,000		IDR	9,596,720
senior bond, FR36, 11.50%, 9/15/19	40,000,000,000		IDR	2,795,960
senior bond, FR39, 11.75%, 8/15/23	1,780,000,000		IDR	136,980
senior bond, FR40, 11.00%, 9/15/25	58,140,000,000		IDR	4,477,501
senior bond, FR42, 10.25%, 7/15/27	2,368,000,000		IDR	178,472
senior bond, FR44, 10.00%, 9/15/24	1,066,000,000		IDR	77,796
senior bond, FR46, 9.50%, 7/15/23.	80,000,000,000		IDR	5,672,448
senior bond, FR53, 8.25%, 7/15/21.	6,465,000,000		IDR	438,057
senior bond, FR56, 8.375%, 9/15/26	70,379,000,000		IDR	4,785,765
senior bond, FR61, 7.00%, 5/15/22.	5,185,000,000		IDR	338,296
senior bond, FR63, 5.625%, 5/15/23	3,071,000,000		IDR	187,972
senior bond, FR70, 8.375%, 3/15/24	8,448,000,000		IDR	573,556
senior note, FR69, 7.875%, 4/15/19	21,627,000,000		IDR	1,458,659
				30,718,182
Iraq 1.6%
[d] Government of Iraq, 144A, 5.80%, 1/15/28	9,190,000			8,733,211
Kenya 8.5%
Government of Kenya,
[d] senior note, 144A, 6.875%, 6/24/24	30,813,000			30,877,861
[h] senior note, Reg S, 5.875%, 6/24/19	7,200,000			7,293,276
[h] senior note, Reg S, 6.875%, 6/24/24	7,700,000			7,716,209
				45,887,346
Mexico 0.3%
Government of Mexico, senior note, M, 5.00%, 12/11/19	263,200	[i]	MXN	1,360,137
Senegal 5.0%
[d] Government of Senegal, 144A, 6.25%, 7/30/24	26,680,000			26,980,150
Serbia 2.1%
[d] Government of Serbia, senior note, 144A, 7.25%, 9/28/21	10,250,000			11,173,371
Ukraine 7.3%
[d] Government of Ukraine,
144A, 7.75%, 9/01/19	5,855,000			5,905,792
144A, 7.75%, 9/01/20	8,667,000			8,738,936
144A, 7.75%, 9/01/21	3,506,000			3,542,287
144A, 7.75%, 9/01/22	3,406,000			3,404,553
144A, 7.75%, 9/01/23	2,416,000			2,372,874
144A, 7.75%, 9/01/24	1,396,000			1,354,839
144A, 7.75%, 9/01/25	3,176,000			3,032,366
144A, 7.75%, 9/01/26	3,406,000			3,208,878
144A, 7.75%, 9/01/27	3,406,000			3,172,859
[a,j] 144A, VRI, GDP Linked Security, 5/31/40	8,421,000			4,466,372
				39,199,756

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TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Zambia 3.9%
[d] Government of Zambia,
144A, 5.375%, 9/20/22	16,865,000		$11,889,825
144A, 8.50%, 4/14/24	2,050,000		1,465,750
senior bond, 144A, 8.97%, 7/30/27	10,468,000		7,504,719
			20,860,294
Total Foreign Government and Agency Securities
(Cost $377,823,104)			334,254,620

Quasi-Sovereign and Corporate Bonds 11.0%
Bermuda 0.4%
[d] Digicel Group Ltd., senior note, 144A, 7.125%, 4/01/22	3,300,000		2,186,250
Chile 2.3%
[d] VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	12,000,000		12,255,000
Costa Rica 2.6%
[b,c] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	13,803,840		13,819,253
Democratic Republic of the Congo 1.9%
[d] HTA Group Ltd., senior note, 144A, 9.125%, 3/08/22.	10,000,000		10,300,000
Mauritius 1.2%
[d] Liquid Telecommunications Financing PLC., senior secured note, 144A, 8.50%, 7/13/22	6,100,000		6,270,934
South Africa 0.3%
[b,c,k] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%, 12/31/22	7,212,872		8,949
senior secured note, 144A, PIK, 8.00%, 12/31/22	2,108,844	EUR	48,965
[c,k] K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	24,074,158		1,812,643
			1,870,557
United Republic of Tanzania 2.3%
[b,c] Swala (PAEM) Ltd., senior note, 144A, 14.50% to 7/15/18, 16.00% to 1/15/19, 17.50% to
7/15/19, 19.00% to 1/15/20, 20.50% to 7/15/20, 23.00% to 1/15/21, thereafter 24.50%,
1/15/23	12,500,000		12,439,543
Total Quasi-Sovereign and Corporate Bonds (Cost $90,770,486)			59,141,537
Total Investments before Short Term Investments
(Cost $482,918,702)			396,999,451

Short Term Investments 18.7%

Foreign Government and Agency Securities 4.7%
Argentina 1.2%
[l] Argentina Treasury Bill, 11/30/18 - 9/30/19	125,688,000	ARS	3,085,905
[f] Government of Argentina, Index Linked, 3.75%, 2/08/19	7,773,000	ARS	228,782
Letras del Banco Central de la Republica Argentina, Strip, 10/17/18 - 11/21/18	132,389,000	ARS	3,089,163
			6,403,850
Egypt 3.2%
[l] Egypt Treasury Bill, 10/02/18 - 12/18/18	312,925,000	EGP	17,220,536

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TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*		Value
Short Term Investments (continued)

Foreign Government and Agency Securities (continued)
Mexico 0.3%
[l] Mexico Treasury Bill, 5/23/19 - 7/04/19	2,791,330	[m] MXN	$1,408,808
Total Foreign Government and Agency Securities (Cost $27,174,235)			25,033,194
U.S. Government and Agency Securities (Cost $24,921,625) 4.6%
United States 4.6%
[l] U.S. Treasury Bill, 11/23/18	25,000,000		24,922,570
Total U.S. Government and Agency Securities (Cost $24,921,625)			24,922,570
Total Investments before Money Market Funds (Cost $535,014,562)			446,955,215

	Shares
Money Market Funds (Cost $50,557,855) 9.4%
United States 9.4%
[n,o] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	50,557,855		50,557,855
Total Investments (Cost $585,572,417) 92.7%			497,513,070
Other Assets, less Liabilities 7.3%			39,354,255
Net Assets 100.0%			$536,867,325

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $189,893,965, representing 35.4% of net assets.
eThe coupon rate shown represents the rate at period end.
fRedemption price at maturity and coupon payment are adjusted for inflation.
gPrincipal amount is stated in 1,000 Brazilian Real Units.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $29,257,425, representing 5.4% of net assets.
iPrincipal amount is stated in 100 Mexican Peso Units.
jThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
kIncome may be received in additional securities and/or cash.
lThe security was issued on a discount basis with no stated coupon rate.
mPrincipal amount is stated in 10 Mexican Peso Units.
nSee Note 6 regarding investments in affiliated management investment companies.
oThe rate shown is the annualized seven-day effective yield at period end.

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TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	SCNY	Sell	1,873,240,000	$17,907,235	10/05/18	$1,415,382	$—
Australian Dollar	JPHQ	Sell	3,675,250	2,639,215	10/11/18	—	(16,211)
Australian Dollar	JPHQ	Sell	2,451,269	1,824,001	10/12/18	52,908	—
Australian Dollar	JPHQ	Sell	4,899,231	3,490,883	10/12/18	—	(48,914)
Euro	DBAB	Sell	1,649,275	1,945,435	10/12/18	28,551	—
Japanese Yen	CITI	Sell	624,500,000	5,651,865	10/12/18	150,950	—
Australian Dollar	CITI	Sell	3,264,496	2,317,711	10/15/18	—	(41,006)
Euro	GSCO	Sell	1,220,012	1,442,603	10/15/18	24,291	—
Euro	HSBK	Sell	826,000	971,702	10/16/18	11,367	—
Japanese Yen	HSBK	Sell	1,620,890,000	14,510,517	10/17/18	227,567	—
Euro	BOFA	Sell	1,679,357	1,963,437	10/18/18	10,646	—
Japanese Yen	JPHQ	Sell	2,334,700,000	20,883,480	10/19/18	307,515	—
Euro	DBAB	Sell	673,503	788,409	10/22/18	4,994	—
Euro	GSCO	Sell	1,222,976	1,434,979	10/22/18	12,419	—
Euro	MSCO	Sell	453,535	531,353	10/22/18	3,803	—
Euro	UBSW	Sell	2,688,465	3,151,015	10/22/18	23,806	—
Euro	MSCO	Sell	453,535	525,064	10/23/18	—	(2,528)
Euro	DBAB	Sell	1,506,000	1,755,288	10/24/18	3,234	—
Euro	SCNY	Sell	413,000	486,060	10/24/18	5,583	—
Euro	UBSW	Sell	907,070	1,068,338	10/24/18	13,068	—
Euro	DBAB	Sell	673,497	794,053	10/25/18	10,455	—
Euro	JPHQ	Sell	565,000	665,009	10/25/18	7,645	—
Euro	BOFA	Sell	802,498	944,645	10/29/18	10,655	—
Euro	BOFA	Sell	802,498	946,563	10/31/18	12,422	—
Euro	BZWS	Sell	1,273,708	1,493,838	10/31/18	11,189	—
Euro	DBAB	Sell	2,265,071	2,665,580	10/31/18	28,945	—
Euro	SCNY	Sell	179,416	210,383	10/31/18	1,536	—
Euro	CITI	Sell	358,630	419,723	11/06/18	2,059	—
Australian Dollar	CITI	Sell	3,264,496	2,318,184	11/13/18	—	(41,022)
Australian Dollar	JPHQ	Sell	3,675,250	2,722,074	11/13/18	66,021	—
Mexican Peso	GSCO	Buy	480,923,060	24,206,521	11/14/18	1,276,172	—
Mexican Peso	GSCO	Sell	31,200,000	1,647,960	11/14/18	—	(5,236)
Euro	DBAB	Sell	359,450	412,214	11/16/18	—	(6,745)
Euro	JPHQ	Sell	565,000	647,578	11/16/18	—	(10,960)
Euro	BOFA	Sell	1,679,357	1,968,256	11/19/18	10,399	—
Euro	JPHQ	Sell	565,000	646,953	11/20/18	—	(11,799)
Euro	JPHQ	Sell	565,000	647,530	11/21/18	—	(11,276)
Euro	UBSW	Sell	2,688,465	3,094,732	11/23/18	—	(40,601)
Euro	DBAB	Sell	2,265,961	2,658,652	11/29/18	14,638	—
Euro	SCNY	Sell	182,974	214,433	11/29/18	931	—
Australian Dollar	BOFA	Sell	1,753,000	1,275,702	11/30/18	8,665	—
Euro	BZWS	Sell	636,854	749,937	11/30/18	6,752	—
Euro	SCNY	Sell	628,500	730,486	12/06/18	—	(3,411)
Euro	DBAB	Sell	1,649,275	1,927,277	12/12/18	214	—
Australian Dollar	CITI	Sell	3,276,008	2,326,785	12/13/18	—	(41,367)
Euro	GSCO	Sell	1,220,012	1,436,076	12/17/18	9,830	—
Euro	BOFA	Sell	1,679,357	1,972,698	12/18/18	9,253	—
Euro	BZWS	Sell	636,854	755,892	12/28/18	10,536	—
Japanese Yen	SCNY	Sell	1,770,880,000	16,366,728	1/22/19	628,245	—

|6

TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract	Settlement Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date Appreciation		Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	DBAB	Sell	626,420,000	$5,776,171	1/24/19	$208,046	$—
Mexican Peso	HSBK	Buy	600,000,000	31,294,660	1/31/19	124,893	—
Mexican Peso	DBAB	Buy	366,946,257	18,678,863	2/28/19	454,387	—
Mexican Peso	JPHQ	Buy	105,732,972	5,339,779	3/11/19	164,078	—
Mexican Peso	JPHQ	Sell	105,732,972	5,487,064	3/11/19	—	(16,794)
Total Forward Exchange Contracts						$5,374,050	$(297,870)
Net unrealized appreciation (depreciation)						$5,076,180

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
							Value/
							Unrealized
				Payment	Maturity	Notional	Appreciation
Description				Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 2.310%				Semi-Annual	7/29/25	$53,095,000	$2,521,334
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 2.432%				Semi-Annual	3/03/27	18,500,000	906,871
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 2.568%				Semi-Annual	3/13/27	8,500,000	331,677
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 2.383%				Semi-Annual	4/03/27	8,400,000	400,195
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 2.752%				Semi-Annual	7/29/45	39,530,000	2,819,467
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 2.980%				Semi-Annual	2/20/48	6,230,000	165,803
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 3.002%				Semi-Annual	2/22/48	6,230,000	160,069
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 3.019%				Semi-Annual	2/23/48	6,230,000	138,999
Total Interest Rate Swap Contracts							$7,444,415

See Abbreviations on page 14.

|7

TEMPLETON EMERGING MARKETS INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

|8

TEMPLETON EMERGING MARKETS INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated

|9

TEMPLETON EMERGING MARKETS INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At September 30, 2018, the Fund received $1,146,835 in U.S. Treasury Bonds and Notes as collateral for derivatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. RESTRICTED SECURITIES

At September 30, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount*/
Shares/			Acquisition
Warrants		Issuer	Date	Cost	Value
4,375		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$46	$—
78,291,411		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	829,537	—
6,340,039		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	67,176	—
93,760,463		K2016470219 South Africa Ltd., A	5/10/11 - 2/01/17	538,947	66,274
161,018,517		K2016470219 South Africa Ltd., B	5/10/11 - 2/01/17	119,550	113,814
7,212,872		K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		3.00%, 12/31/22	2/01/17 - 6/30/18	9,073,108	8,949
2,108,844	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		8.00%, 12/31/22	2/01/17 - 6/30/18	1,281,648	48,965
24,074,158		K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
		25.00%, 12/31/22.	2/01/17 - 6/30/18	23,062,114	1,812,643
13,803,840		Reventazon Finance Trust, secured bond, first lien, 144A,
		8.00%, 11/15/33	12/18/13	13,803,840	13,819,253

|10

TEMPLETON EMERGING MARKETS INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Principal
Amount*/
Shares/		Acquisition
Warrants	Issuer	Date	Cost	Value

12,500,000	a Swala (PAEM) Ltd., senior note, 144A, 14.50% to 7/15/18,
	16.00% to 1/15/19, 17.50% to 7/15/19, 19.00% to 1/15/20,
	20.50% to 7/15/20, 23.00% to 1/15/21, thereafter 24.50%,
	1/15/23	1/15/18	$12,500,000	$12,439,543

	Total Restricted Securities (Value is 5.3% of Net Assets)		$61,275,966	$28,309,441

[a]The Fund also invests in unrestricted securities of the issuer, valued at $99,447 as of September 30, 2018.
*In U.S. dollars unless otherwise indicated.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	32,733,354	195,770,482	(177,945,981)	50,557,855	$50,557,855	$393,324	$ —	$ —

7. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

TEMPLETON EMERGING MARKETS INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7. Fair Value Measurements (continued)

A summary of inputs used as of September 30, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

					Level 1			Level 2		Level 3					Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Mexico				$		—		$—		$6,078	[c]				$6,078
South Africa					352,681			—		180,088	[c]				532,769
United Republic of Tanzania.						—		—		99,447					99,447
Convertible Bonds						—		2,965,000		—					2,965,000
Foreign Government and Agency Securities						—		334,254,620		—					334,254,620
Quasi-Sovereign and Corporate Bonds:
Costa Rica						—		—		13,819,253					13,819,253
South Africa						—		1,812,643		57,914					1,870,557
United Republic of Tanzania.						—		—		12,439,543					12,439,543
All Other Quasi-Sovereign and Corporate
Bonds						—		31,012,184		—					31,012,184
Short Term Investments					75,480,425			25,033,194		—					100,513,619
Total Investments in Securities					$75,833,106			$395,077,641		$26,602,323					$497,513,070

Other Financial Instruments:
Forward Exchange Contracts				$		—		$5,374,050		$—					$5,374,050
Swap Contracts.						—		7,444,415		—					7,444,415
Total Other Financial Instruments				$		—		$12,818,465		$—					$12,818,465

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts				$		—		$297,870		$—					$297,870

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common stocks as well as other equity interests.
[c]Includes securities determined to have no value at September 30, 2018.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the nine months ended Sep-
tember 30, 2018, is as follows:

															Net Change in
															Unrealized
															Appreciation
									Net	Net					(Depreciation)
Balance at					Transfer		Transfer	Realized		Unrealized		Balance			on Assets
Beginning of					Into		Out of	Cost Basis	Gain	Appreciation		at End			Held at
	Period		Purchases	Sales	Level 3[a]		Level 3[b] Adjustments		(Loss) (Depreciation)			of Period			Period End
Assets:
Investments in Securities:
Equity Investments[c]
Mexico	$—		$—	$—	$7,338		$—	$—	$—	$(1,260	) $	6,078	[d]		$(1,260)
South Africa	205,925	[d]	—	—	—		—	—	—	(25,837)		180,088	[d]		(25,837)
United Republic of Tanzania	—		—[d]	—	—		—	—	—	99,447		99,447			99,447
Convertible Bonds	3,274,479		—	—	—	(3,020,184)		—	—	(254,295)		—			—
Quasi-Sovereign and Corporate
Bonds
Costa Rica	15,489,398		—	(207,360)	—		—	—	—	(1,462,785) 13,819,253					(1,440,909)
South Africa	12,165		—	—	141,044		—	—	—	(95,295)		57,914			(95,295)

														|	12

TEMPLETON EMERGING MARKETS INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

										Net Change in
										Unrealized
										Appreciation
							Net	Net		(Depreciation)
	Balance at			Transfer	Transfer		Realized	Unrealized	Balance	on Assets
	Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End	Held at
	Period	Purchases	Sales	Level 3[a]	Level 3[b]	Adjustments	(Loss)	(Depreciation)	of Period	Period End
United Republic of Tanzania	$—	$12,500,000	$—	$—	$—	$—	$—	$(60,457)	$12,439,543	$(60,457)
Total Investments in Securities.	$18,981,967	$12,500,000	$(207,360)	$148,382	$(3,020,184)	$—	$—	$(1,800,482)	$26,602,323	$(1,524,311)
[a]The investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
[b]The investments were transferred out of Level 3 as a result of the availability of other significant observable valuation inputs. May include amounts related to a corporate action.
[c]Includes common stocks and other equity interests.
[d]Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2018, are as follows:

				Impact to Fair
	Fair Value at			Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount Increases[a]
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds.
		Discounted cash flow
Costa Rica	$13,819,253	model	Discount rate[b]	8.0% Decrease[c]
		Discounted cash flow
United Republic of Tanzania	12,439,543	model	Discount rate	23.9% Decrease[c]
All other investments[d]	343,527
Total	$26,602,323

[a]Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
[b]The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
[c]Represents a significant impact to fair value and net assets.
[d]Includes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

8. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|13

TEMPLETON EMERGING MARKETS INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BZWS	Barclays Bank PLC	BRL	Brazilian Real	GDP	Gross Domestic Product
CITI	Citigroup, Inc.	COP	Colombian Peso	LIBOR	London InterBank Offered Rate
DBAB	Deutsche Bank AG	EGP	Egyptian Pound	PIK	Payment-In-Kind
GSCO	The Goldman Sachs Group, Inc.	EUR	Euro	VRI	Value Recovery Instruments
HSBK	HSBC Bank PLC	GHS	Ghanaian Cedi
JPHQ	JP Morgan Chase & Co.	IDR	Indonesian Rupiah
MSCO	Morgan Stanley	INR	Indian Rupee
SCNY	Standard Chartered Bank	MXN	Mexican Peso
UBSW	UBS AG	USD	United States Dollar

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|14

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund

By /s/ MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2018

By /s/ROBERT G. KUBILIS

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date November 27, 2018